Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Related Party Transactions [Abstract]
Schedule of Principal Related Parties

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2023 and 2024:

No.	Names of related parties	Relationship
1	Mr. Zhan Jie	Principal shareholder
2	Mrs. Zhang Pingting	Principal shareholder
3	Mr. Wen Haoxiang	Principal shareholder

The principal related parties with which the Group had significant transactions during the periods presented were as follows:

No.	Names of related parties	Relationship
1	Mr. Zhan Jie	Principal shareholder
2	Mrs. Zhang Pingting	Principal shareholder
3	Mr. Wen Haoxiang	Principal shareholder

Schedule of Amounts Due from Related Parties	Amounts due from/(to) related parties consisted of the following for the periods indicated:
	As of
	June 30, 2024	December 31, 2024
	RMB	RMB
		(Unaudited)
Mr. Zhan Jie	24,300	(538,570)
Amounts due from related parties consisted of the following for the periods indicated:
	As of June 30,
	2023	2024
	RMB	RMB
Mr. Zhan Jie	-	24,300

Schedule of Significant Related Party Transaction

Amounts due to related parties consisted of the following for the periods indicated:

	As of June 30,
	2023	2024
	RMB	RMB
Mr. Zhan Jie	15,143,382	-
Mrs. Zhang Pingting	15,000,000	-
Amounts due to related parties	30,143,382	-

Schedule of Significant Related Party Transaction

The Group had the following significant related party transactions for the six months ended December 31, 2023 and 2024:

	For the six months ended December 31,
	2023	2024
	RMB	RMB

Repayment of loans to related parties
Mr. Zhan Jie	1,500,000
Mrs. Zhang Pingting	1,500,000

Capital injection from related parties
Mr. Zhan Jie	1,500,000
Mrs. Zhang Pingting	1,500,000
Mr. Wen Haoxiang	1,500,000

During the years ended June 30, 2022, 2023 and 2024, the Group had the following significant related party transactions:

	For the years ended June 30,
	2022	2023	2024
	RMB	RMB	RMB
Loans from related parties
Mr. Zhan Jie	-	15,000,180	-
Mrs. Zhang Pingting	-	15,000,000	-

Repayment of loans to related parties
Mr. Zhan Jie	-	-	15,000,000
Mrs. Zhang Pingting	-	-	15,000,000

Capital injection from related parties
Mr. Zhan Jie	-	-	15,000,000
Mrs. Zhang Pingting	-	-	15,000,000
Mr. Wen Haoxiang	-	-	1,500,000